SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 515,193	$ 559,465
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 515,193	$ 559,465